Analysis of cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of cash and cash equivalents
Schedule of the analysis of cash and cash equivalents

	2024	2023	2022
	£m	£m	£m
Cash and balances at central banks	92,994	104,262	144,832
Trading assets	6,886	8,851	8,551
Other financial assets	—	139	19
Loans to banks (1)	4,965	5,572	5,047
Cash and cash equivalents	104,845	118,824	158,449

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £3,660 million (2023 - £4,434 million; 2022 - £4,895 million).